Quarterly Report
October 31, 2020
MFS®  Equity Income Fund
EQI-Q1

Portfolio of Investments
10/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.0%
Aerospace – 2.4%
Honeywell International, Inc.	12,880	$2,124,556
Leidos Holdings, Inc.	18,987	1,575,921
Lockheed Martin Corp.	3,260	1,141,424
		$4,841,901
Automotive – 0.4%
Magna International, Inc.	17,128	$874,591
Biotechnology – 0.4%
Gilead Sciences, Inc.	15,118	$879,112
Brokerage & Asset Managers – 0.7%
Charles Schwab Corp.	32,283	$1,327,154
Business Services – 0.4%
Amdocs Ltd.	14,329	$807,869
Cable TV – 2.8%
Comcast Corp., “A”	130,609	$5,516,924
Computer Software – 7.7%
Microsoft Corp.	75,554	$15,297,418
Computer Software - Systems – 7.3%
Apple, Inc.	103,247	$11,239,468
Hitachi Ltd.	74,800	2,522,440
SS&C Technologies Holdings, Inc.	14,439	855,078
		$14,616,986
Consumer Products – 1.5%
Kimberly-Clark Corp.	21,225	$2,814,223
Reynolds Consumer Products, Inc.	7,561	213,522
		$3,027,745
Electrical Equipment – 0.9%
Johnson Controls International PLC	25,848	$1,091,044
Schneider Electric SE	6,540	793,672
		$1,884,716
Electronics – 5.4%
Intel Corp.	98,188	$4,347,765
NVIDIA Corp.	2,432	1,219,307
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	61,917	5,192,979
		$10,760,051
Energy - Independent – 0.4%
Valero Energy Corp.	21,170	$817,374
Energy - Integrated – 1.2%
BP PLC	530,345	$1,350,763
Eni S.p.A.	154,131	1,079,027
		$2,429,790

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 2.8%
General Mills, Inc.	10,365	$612,779
J.M. Smucker Co.	29,917	3,356,687
PepsiCo, Inc.	11,493	1,531,902
		$5,501,368
Food & Drug Stores – 2.3%
Kroger Co.	18,724	$603,100
Seven & I Holdings Co. Ltd.	14,600	445,909
Wal-Mart Stores, Inc.	25,027	3,472,496
		$4,521,505
General Merchandise – 0.8%
Dollar General Corp.	7,556	$1,577,013
Health Maintenance Organizations – 0.4%
Cigna Corp.	4,436	$740,679
Insurance – 4.8%
Equitable Holdings, Inc.	79,474	$1,707,896
Everest Re Group Ltd.	4,375	862,225
Manulife Financial Corp.	120,713	1,639,283
MetLife, Inc.	71,425	2,703,436
Zurich Insurance Group AG	8,001	2,652,603
		$9,565,443
Internet – 3.1%
Alphabet, Inc., “A” (a)	2,468	$3,988,559
Facebook, Inc., “A” (a)	8,435	2,219,333
		$6,207,892
Leisure & Toys – 1.1%
Activision Blizzard, Inc.	28,928	$2,190,717
Machinery & Tools – 5.2%
AGCO Corp.	53,827	$4,146,294
Eaton Corp. PLC	53,810	5,584,940
Regal Beloit Corp.	6,385	629,880
		$10,361,114
Major Banks – 7.3%
Bank of America Corp.	214,503	$5,083,721
Morgan Stanley	84,436	4,065,593
State Street Corp.	18,341	1,080,285
Sumitomo Mitsui Financial Group, Inc.	34,300	949,967
UBS Group AG	208,972	2,425,985
Wells Fargo & Co.	42,468	910,939
		$14,516,490
Medical & Health Technology & Services – 2.4%
McKesson Corp.	32,945	$4,859,058
Metals & Mining – 1.2%
Rio Tinto PLC	43,391	$2,449,201
Natural Gas - Distribution – 0.4%
UGI Corp.	25,487	$824,250

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Pipeline – 2.7%
Enbridge, Inc.	21,062	$580,469
Enterprise Products Partners LP	214,226	3,549,725
Magellan Midstream Partners LP	22,932	815,003
Plains All American Pipeline LP	68,982	431,137
		$5,376,334
Network & Telecom – 0.9%
QTS Realty Trust, Inc., REIT, “A”	30,380	$1,868,674
Other Banks & Diversified Financials – 1.7%
Citigroup, Inc.	82,229	$3,405,925
Pharmaceuticals – 9.2%
AbbVie, Inc.	12,841	$1,092,769
Bayer AG	16,558	778,313
Bristol-Myers Squibb Co.	14,888	870,204
Eli Lilly & Co.	38,952	5,081,678
Johnson & Johnson	10,742	1,472,836
Merck & Co., Inc.	47,597	3,579,770
Pfizer, Inc.	32,877	1,166,476
Roche Holding AG	13,369	4,297,413
		$18,339,459
Real Estate – 4.0%
Lexington Realty Trust, REIT	234,994	$2,333,490
Medical Properties Trust, Inc., REIT	104,218	1,857,165
Spirit Realty Capital, Inc., REIT	44,775	1,345,489
Starwood Property Trust, Inc., REIT	74,418	1,039,619
W.P. Carey, Inc., REIT	20,936	1,310,803
		$7,886,566
Restaurants – 1.9%
Starbucks Corp.	42,425	$3,689,278
Specialty Stores – 5.2%
Amazon.com, Inc. (a)	1,708	$5,185,744
Home Depot, Inc.	7,475	1,993,657
Target Corp.	21,120	3,214,887
		$10,394,288
Telephone Services – 0.4%
Verizon Communications, Inc.	13,725	$782,188
Tobacco – 2.4%
British American Tobacco PLC	35,929	$1,139,446
Japan Tobacco, Inc.	89,700	1,696,305
Philip Morris International, Inc.	27,031	1,919,742
		$4,755,493
Utilities - Electric Power – 4.3%
AltaGas Ltd. (l)	93,950	$1,191,035
Edison International	17,087	957,555
Exelon Corp.	104,022	4,149,438
NextEra Energy Partners LP	12,813	804,656
NextEra Energy, Inc.	8,860	648,641
NRG Energy, Inc.	26,700	844,254
		$8,595,579
Total Common Stocks		$191,490,145

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Convertible Preferred Stocks – 2.3%
Medical Equipment – 0.9%
Boston Scientific Corp., 5.5%	8,571	$887,784
Danaher Corp., 4.75%	525	824,193
		$1,711,977
Utilities - Electric Power – 1.4%
CenterPoint Energy, Inc., 7%	70,421	$2,800,643
Total Convertible Preferred Stocks		$4,512,620
Preferred Stocks – 0.6%
Electronics – 0.6%
Samsung Electronics Co. Ltd.	26,310	$1,167,382
Investment Companies (h) – 0.1%
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.1% (v)	311,744	$311,744

Other Assets, Less Liabilities – 1.0%		1,949,975
Net Assets – 100.0%		$199,431,866
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $311,744 and $197,170,147, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
10/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$163,943,364	$—	$—	$163,943,364
Switzerland	9,376,001	—	—	9,376,001
Japan	—	5,614,621	—	5,614,621
Taiwan	5,192,979	—	—	5,192,979
United Kingdom	4,939,410	—	—	4,939,410
Canada	4,285,378	—	—	4,285,378
South Korea	—	1,167,382	—	1,167,382
Italy	1,079,027	—	—	1,079,027
France	793,672	—	—	793,672
Other Countries	778,313	—	—	778,313
Mutual Funds	311,744	—	—	311,744
Total	$190,699,888	$6,782,003	$—	$197,481,891
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Securities Lending Collateral
At October 31, 2020, the value of securities loaned was $95,746. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $103,919.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,492,382	$4,803,020	$5,983,509	$(95)	$(54)	$311,744
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$360	$—
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.